Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Earnings per share [abstract]
Effect of dilutive shares	15,000,000	15,000,000	14,000,000
Antidilutive shares	0